OBLIGATION UNDER OPERATING LEASES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Year ended December 31, 2013	$ 76,004	$ 156,401
Year ended December 31, 2014	85,038	87,843
Thereafter	0	0
Total	$ 161,042	$ 244,244